Other Financial Assets and Liabilities - Summary of Hedged items (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	₩ 2,970,459	₩ 2,643,046
Changes in fair value to calculate the ineffective portion of hedges	(185,544)	151,817
Cash flow hedge reserves	25,184	19,779
USD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	2,401,943	1,924,576
Changes in fair value to calculate the ineffective portion of hedges	(177,120)	133,978
Cash flow hedge reserves	21,826	19,641
JPY
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	309,072	484,960
Changes in fair value to calculate the ineffective portion of hedges	7,199	4,228
Cash flow hedge reserves	269	(2,569)
SGD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	249,108	233,510
Changes in fair value to calculate the ineffective portion of hedges	(15,570)	13,611
Cash flow hedge reserves	3,071	2,707
EUR
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	10,336	0
Changes in fair value to calculate the ineffective portion of hedges	(53)	0
Cash flow hedge reserves	₩ 18	₩ 0